RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2019
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

25.  RELATED PARTY TRANSACTIONS

During the fiscal year ended March 31, 2018, the Company entered into a consulting contract with Consultoris, Inc. (“CI”), which was managed by a sibling of a former member of FUSA’s management. CI provided consulting services to FUSA and its overseas operations, and the total amount of transactions with CI was ¥19,953 thousand for the year ended March 31, 2018. Prior to the year ended March 31, 2018, the consulting contract expired without renewal.

For the year ended March 31, 2019, there were no related-party transactions.